Contractual Maturities of Long-term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
2014	¥ 847,915
2015	1,169,892
2016	1,164,627
2017	772,925
2018	985,673
2019 and thereafter	3,861,191
Total	¥ 8,802,223	¥ 8,461,818